Securities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Ending balance, December 31, 2012	$ 2,284
Current period change	(5,493)
Ending balance, September 30, 2013	$ (3,209)